Schedule of Fair Value of Financial Assets And Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 850,736
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	850,736
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	81,012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	81,012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	1,153,070
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	1,153,070
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16	$ 0